Summary of significant accounting policies - Share-Based Payment (Details)				12 Months Ended
	Apr. 30, 2019	May 02, 2018	May 10, 2017	Dec. 31, 2019
Share based payment plans [line items]
Option vesting period	4 years	4 years	4 years
Lock-up period				2 years
Stock option plans
Share based payment plans [line items]
Option Vesting Period				4 years
Bottom of range | Restricted share plans
Share based payment plans [line items]
Option vesting period				3 years
Bottom of range | Restricted share plans, subject to two-year lock-up period
Share based payment plans [line items]
Option vesting period				2 years
Top of range | Restricted share plans
Share based payment plans [line items]
Option vesting period				4 years
Top of range | Restricted share plans, subject to two-year lock-up period
Share based payment plans [line items]
Option vesting period				3 years